COMBINED STATEMENT OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income (loss) attributable to GE Vernova	$ (130)	$ (315)	$ (438)	$ (2,736)	$ (633)
Net loss (income) attributable to noncontrolling interests	(24)	32	36	(14)	91
Net income (loss)	(106)	(346)	(474)	(2,722)	(724)
Other comprehensive income (loss):
Currency translation adjustments – net of taxes	11	63	114	(254)	(110)
Benefit plans – net of taxes	(68)	1,659	640	78	720
Cash flow hedges – net of taxes	8	17	69	(22)	52
Other comprehensive income (loss)	(49)	1,738	823	(198)	662
Comprehensive income (loss)	(155)	1,392	349	(2,920)	(62)
Comprehensive loss (income) attributable to noncontrolling interests	(26)	34	34	(16)	86
Comprehensive income (loss) attributable to GE Vernova	$ (181)	$ 1,426	$ 383	$ (2,936)	$ 24